Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Revenue	R 26,912	R 20,452	R 19,494
Production costs	(20,324)	(15,084)	(15,042)
Production profit per segment report	6,588	5,368	4,452
Amortisation and depreciation of mining assets	(3,961)	(2,468)	(2,441)
Amortisation and depreciation of assets other than mining assets	(93)	(102)	(78)
Rehabilitation expenditure	(33)	(67)	(23)
Care and maintenance cost of restructured shafts	(134)	(128)	(109)
Employment termination and restructuring costs	(242)	(208)	(74)
Share-based payments	(155)	(244)	(391)
Impairment of assets	(3,898)	(5,336)	(1,718)
Other	(29)	41	7
Gross profit/(loss)	(1,957)	(3,144)	(375)
Corporate, administration and other expenditure	(731)	(813)	(517)
Exploration expenditure	(148)	(135)	(241)
Gains on derivatives	484	99	1,025
Other operating expenses	(186)	(667)	(886)
Operating profit/(loss)	(2,538)	(4,660)	(994)
Gain on bargain purchase	0	0	848
Loss on liquidation of subsidiaries	0	0	(14)
Share of profit/(loss) from associate	59	38	(22)
Acquisition related costs	0	(98)	0
Investment income	308	343	268
Finance costs	(575)	(330)	(234)
Profit/(loss) before taxation	(2,746)	(4,707)	(148)
Non-current assets
Property, plant and equipment	27,749	30,969
Intangible assets	533	545
Restricted cash	92	77
Restricted investments	3,301	3,271
Investments in associates	110	84	46
Inventories	43	46
Other non-current assets	334	264
Derivative financial assets	197	84
Current assets
Inventories	1,967	1,759
Restricted cash	44	38
Trade and other receivables	1,064	1,139
Derivative financial assets	309	539
Cash and cash equivalents	993	706	1,246	R 1,256
Total assets	36,736	39,521	38,883
Operating segments
Disclosure of operating segments [line items]
Revenue	26,146	20,358	19,264
Production costs	(19,558)	(15,002)	(14,812)
Production profit per segment report	6,588	5,356	4,452
Other metal sales treated as by-product credits in the segment report
Disclosure of operating segments [line items]
Revenue	(766)	(93)	(230)
Production costs	766	93	230
Other adjustments
Disclosure of operating segments [line items]
Revenue	0	(1)	0
Production costs	0	(11)	0
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	1	0
Production costs	0	11	0
Cost of sales items other than production costs	(8,545)	(8,512)	(4,827)
Amortisation and depreciation of mining assets	(3,961)	(2,468)	(2,441)
Amortisation and depreciation of assets other than mining assets	(93)	(102)	(78)
Rehabilitation expenditure	(33)	(67)	(23)
Care and maintenance cost of restructured shafts	(134)	(128)	(109)
Employment termination and restructuring costs	(242)	(208)	(74)
Share-based payments	(155)	(244)	(391)
Impairment of assets	(3,898)	(5,336)	(1,718)
Other	(29)	41	7
Gross profit/(loss)	(1,957)	(3,144)	(375)
Corporate, administration and other expenditure	(731)	(813)	(517)
Exploration expenditure	(148)	(135)	(241)
Gains on derivatives	484	99	1,025
Other operating expenses	(186)	(667)	(886)
Operating profit/(loss)	(2,538)	(4,660)	(994)
Gain on bargain purchase	0	0	848
Loss on liquidation of subsidiaries	0	0	(14)
Share of profit/(loss) from associate	59	38	(22)
Acquisition related costs	0	(98)	0
Investment income	308	343	268
Finance costs	(575)	(330)	(234)
Non-current assets
Property, plant and equipment	6,604	6,903	8,340
Intangible assets	533	545	603
Restricted cash	92	77	64
Restricted investments	3,301	3,271	2,658
Investments in associates	110	84	46
Inventories	43	46	38
Other non-current assets	334	264	189
Derivative financial assets	197	84	306
Current assets
Inventories	1,967	1,759	1,127
Restricted cash	44	38	18
Trade and other receivables	1,064	1,139	1,003
Derivative financial assets	309	539	1,541
Cash and cash equivalents	993	706	1,246
Total assets	R 15,591	R 15,455	R 17,179